Stockholders' Equity - Additional Information (Detail) - USD ($)									1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 13, 2017	Jul. 13, 2016	Jan. 12, 2016	Dec. 04, 2015	Apr. 10, 2015	Mar. 18, 2015	Nov. 18, 2014	May 24, 2013	Apr. 10, 2015	Feb. 28, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 06, 2017	Jul. 29, 2016	May 10, 2016	May 08, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized											5,000,000		5,000,000	5,000,000
Preferred stock, par value (usd per share)											$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized											350,000,000		350,000,000	275,000,000
Common stock, par value (usd per share)											$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of shares											$ 5,000	$ 78,000	$ 95,000	$ 309,000	$ 263,000
Issuance of common stock, shares			988,636							3,541,077
Net proceeds from issuance of common stock											$ 15,524,000	$ 20,189,000	$ 33,534,000	$ 47,416,000	10,704,000
Number of shares availabe from warrants																			9,109
Exercise price		$ 13.00	$ 28.40								$ 79.40		$ 79.40	$ 79.40			$ 8.60	$ 30.20	$ 49.4
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses			$ 20,200,000
Price per unit			$ 22.00
Issuance of common stock, value			$ 21,800,000							$ 3,950,000			$ 33,534,000	$ 47,416,000	$ 10,705,000
Number of securities called by each warrant			0.60
Exercise period of warrants		5 years
Period from issuance which warrants is exercisable		6 months 1 day
Proceeds from issuance of warrants		$ 11,700,000
Common Stock
Class of Stock [Line Items]
Issuance of common stock, shares		1,400,000											2,872,803	1,607,934	331,650
Price per unit		$ 9.00
Issuance of common stock, value													$ 0	$ 3,000	$ 1,000
New warrants issued during period (in shares)		700,000
Lincoln Park Capital, LLC Purchase Agreement
Class of Stock [Line Items]
Proceeds from issuance of shares							$ 4,900,000								$ 8,500,000
Purchase agreement term							36 months
Stock issued during period related to purchase of assets							125,000
Share price							$ 40.00
Issuance of common stock, shares													150,000	135,000	230,000
Net proceeds from issuance of common stock													$ 800,000	$ 4,400,000
Remaining authorized repurchase amount											$ 2,000,000					$ 2,100,000
Lincoln Park Capital, LLC Purchase Agreement | Minimum
Class of Stock [Line Items]
Shares authorized under purchase agreement, shares																55,000,000
Authorized amount in stock repurchase program																55,000,000
Lincoln Park Capital, LLC Purchase Agreement | Maximum
Class of Stock [Line Items]
Shares authorized under purchase agreement, shares																15,600,000
Authorized amount in stock repurchase program																$ 15,600,000
Lincoln Park Capital, LLC Purchase Agreement | Common Stock
Class of Stock [Line Items]
Proceeds from issuance of shares							$ 50,000,000
Issuance of common stock, shares							31,561
MLV & Co. LLC and Maxim Group LLC
Class of Stock [Line Items]
Proceeds from issuance of shares													$ 900,000	$ 2,300,000	$ 2,300,000
Issuance of common stock, shares													334,000	72,000	70,000
Percent of gross proceeds								3.00%
At Market Issuance Sales Agreements, Maximum Gross Proceeds				$ 20,000,000				$ 20,000,000
Remaining authorized repurchase amount				$ 19,100,000
Underwritten Public Offering
Class of Stock [Line Items]
Common stock, shares authorized						182,692
Proceeds from issuance of shares						$ 38,000,000
Share price						$ 31.20
Issuance of common stock, shares						1,217,948
Number of shares availabe from warrants						0.50
Exercise price						$ 41.60
Shares issued, overallotment option						91,346
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses					$ 5,400,000				$ 40,800,000
Underwritten Public Offering | Common Stock
Class of Stock [Line Items]
Issuance of common stock, shares	17,000,000
Exercise price	$ 1.10
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses	$ 15,500,000
Price per unit	$ 1.00		$ 1.00
New warrants issued during period (in shares)	17,000,000
Class Of Warrant Or Right, Issued, Fair Value	$ 10,400,000
Over-Allotment Option
Class of Stock [Line Items]
Number of shares availabe from warrants			88,977
Stock available for issuance under warrants			148,295